May 15, 2015

VIA EDGAR CORRESPONDENCE

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Mutual Funds
1933 Act File No. 33-12911
1940 Act File No. 811-5075
Form N-14 Registration Statement under the Securities Act of 1933

Dear SEC Reviewer:

On behalf of Thrivent Mutual Funds, a multi-series trust (the “Registrant”), I am filing a Pre-Effective Amendment to the registration statement on Form N-14. As indicated on the Form N-14 facing page, the Registrant has requested that the registration statement become effective on June 15, 2015 pursuant to Rule 488 of the Securities Act of 1933. The registration statement is being filed to seek shareholder approval of a proposed reorganization of the Fund listed in the first column (each a “Target Fund”) into the Fund series listed in the second column below (each an “Acquiring Fund”).

TARGET FUND	ACQUIRING FUND
Thrivent Partner Small Cap Growth Fund	Thrivent Small Cap Stock Fund
Thrivent Partner Small Cap Value Fund	Thrivent Small Cap Stock Fund
Thrivent Mid Cap Growth Fund	Thrivent Mid Cap Stock Fund
Thrivent Partner Mid Cap Value Fund	Thrivent Mid Cap Stock Fund
Thrivent Natural Resources Fund	Thrivent Large Cap Stock Fund

All Funds are series of the Registrant.

Please call me at (612) 844-4198 if you have any questions. Thank you.

Sincerely,

/s/ Michael W. Kremenak

Michael W. Kremenak

Secretary and Chief Legal Officer